Income Taxes - Effective tax rate reconciliation (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. federal provision at statutory rate		21.00%	21.00%
2017 Tax Cuts and Job Act impact		(28.40%)	(16.90%)
Change in Valuation Allowance		(1.00%)	0.90%
Income Taxes Provision (Benefit)		(8.40%)	5.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES
U.S. federal provision at statutory rate	$ 21			$ 35
U.S. federal provision at statutory rate		21.00%	21.00%	35.00%
State income taxes, net of federal benefit		1.30%	7.40%	4.30%
Foreign income taxes at rates other than the U.S. rate		(0.40%)	(0.10%)	(0.20%)
Tax credits		5.20%	4.50%	(6.00%)
Permanent items		(0.20%)	(0.70%)	0.80%
Domestic manufacturing deduction		0.00%	0.00%	(2.30%)
Uncertain tax benefits		(0.20%)	(0.50%)	(3.80%)
2017 Tax Cuts and Job Act impact		0.00%	0.00%	6.90%
Prior year return to provision adjustments		(0.10%)	0.20%	3.70%
Change in Valuation Allowance		(25.70%)	(43.20%)	0.00%
Other		0.10%	(0.50%)	0.00%
Income Taxes Provision (Benefit)		1.00%	(11.90%)	38.40%